Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Related Party Transactions Disclosure

NOTE 6 - RELATED PARTY TRANSACTIONS

During the years ending December 31, 2015 and 2014, Mr. Clark loaned the Company $9,084 and $15,620, respectively. The notes payable for these loans, which are due on June 30, 2017, are non-interest bearing and have no collateral. The outstanding balance as of December 31, 2015 and 2014 was $36,662 and $27,578, respectively.